BLACKROCK ETF TRUST

iShares Long-Term U.S. Equity Active ETF

(the “Fund”)

Supplement dated June 13, 2025 to the Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”) of the Fund, each dated June 6, 2024 (as amended October 10, 2024), as supplemented to date

On May 20, 2025, the Board of Trustees of BlackRock ETF Trust approved a change in the name of the Fund to “iShares U.S. Select Equity Active ETF” and certain changes to the Fund’s investment strategy in connection with the change in the Fund’s name. These changes are expected to become effective on June 17, 2025.

Accordingly, effective on June 17, 2025, the following changes are made to the Fund’s Summary Prospectus, Prospectus and SAI, as applicable:

iShares Long-Term U.S. Equity Active ETF is renamed iShares U.S. Select Equity Active ETF.

The section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies of the Fund” is deleted in its entirety and replaced with the following:

Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of U.S. issuers and derivatives with similar economic characteristics. Investments in derivatives are counted toward the Fund’s 80% policy to the extent that they provide investment exposure to the securities included within that policy or to one or more market risk factors associated with such securities. This policy is a non-fundamental policy of the Fund and may not be changed without 60 days’ prior notice to the Fund’s shareholders.

For purposes of the Fund’s 80% policy, equity securities are considered to be those of U.S. issuers where (i) the company is domiciled in the U.S., (ii) the company is listed on a U.S. stock exchange, (iii) the company’s principal operations are conducted in the U.S. or the company does a substantial amount of business in the U.S. or (iv) the issuer of securities is included in the Fund’s primary U.S. benchmark. Such equity securities include, but are not limited to, common stock, preferred stock, warrants, depositary receipts, and securities and other instruments whose price is linked to the value of common stock. The combination of equity securities will be varied from time to time both with respect to types of securities and markets in response to changing market and economic trends.

The Fund is actively managed using an unconstrained investment style (i.e., it will not take a benchmark index into account when selecting the Fund’s investments). Fund management, in its sole discretion, may invest in securities that are not included in the S&P 500 Index. The Fund’s portfolio holdings are expected to deviate materially from the S&P 500 Index. The Fund may have exposure to a limited number of different investments, countries and/or sectors.

The Fund may use derivatives, including options, futures, swaps and forward contracts both to seek to increase the return of the Fund and to hedge (or protect) the value of its assets against adverse movements in currency exchange rates, interest rates and movements in the securities markets. In order to effectively manage cash flows into or out of the Fund, the Fund may buy and sell financial futures contracts or options on such contracts. Derivatives are financial instruments whose value is derived from another security, a commodity (such as oil or gas), a currency or an index.

The Fund may invest a portion of its assets in securities directly or indirectly secured by real estate or interests therein or issued by companies that invest in real estate or interests therein such as stock, bonds or convertible bonds issued by real estate investment trusts (“REITs”).

The Fund may invest up to 20% of its assets in equity securities of foreign issuers, including American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). In addition to investing in foreign securities, the Fund may manage its exposure to foreign currencies through the use of forward currency contracts and other currency derivatives. However, foreign exchange risk is not expected to be systematically hedged. From time to time, the Fund may own foreign cash equivalents or foreign bank deposits as part of the Fund’s investment strategy. The Fund may also invest in non-U.S. currencies. The Fund may invest in the securities of companies of any market capitalization.

The Fund may invest in indexed and inverse securities.

The Fund generally seeks to implement a long-term investment philosophy in order to achieve its investment objective of long-term capital growth.

The Fund is classified as non-diversified under the Investment Company Act of 1940, as amended (the “Investment Company Act”).

The section of the Prospectus entitled “More Information About the Fund – Additional Information on Principal Investment Strategies” is deleted in its entirety and replaced with the following:

The Fund seeks to achieve long-term capital growth. The Fund’s investment objective is a non-fundamental policy and may be changed without shareholder approval.

Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of U.S. issuers and derivatives with similar economic characteristics. Investments in derivatives are counted toward the Fund’s 80% policy to the extent that they provide investment exposure to the securities included within that policy or to one or more market risk factors associated with such securities. This policy is a non-fundamental policy of the Fund and may not be changed without 60 days’ prior notice to the Fund’s shareholders.

For purposes of the Fund’s 80% policy, equity securities are considered to be those of U.S. issuers where (i) the company is domiciled in the U.S., (ii) the company is listed on a U.S. stock exchange, (iii) the company’s principal operations are conducted in the U.S. or the company does a substantial amount of business in the U.S. or (iv) the issuer of securities is included in the Fund’s primary U.S. benchmark. Such equity securities include, but are not limited to, common stock, preferred stock, warrants, depositary receipts, and securities and other instruments whose price is linked to the value of common stock. The combination of equity securities will be varied from time to time both with respect to types of securities and markets in response to changing market and economic trends.

The Fund is actively managed using an unconstrained investment style (i.e., it will not take a benchmark index into account when selecting the Fund’s investments). Fund management, in its sole discretion, may invest in securities that are not included in the S&P 500 Index. The Fund’s portfolio holdings are expected to deviate materially from the S&P 500 Index. The Fund may have exposure to a limited number of different investments, countries and/or sectors.

The Fund may use derivatives, including options, futures, swaps and forward contracts both to seek to increase the return of the Fund and to hedge (or protect) the value of its assets against adverse movements in currency exchange rates, interest rates and movements in the securities markets. In order to effectively manage cash flows into or out of the Fund, the Fund may buy and sell financial futures contracts or options on such contracts. Derivatives are financial instruments whose value is derived from another security, a commodity (such as oil or gas), a currency or an index.

The Fund may invest a portion of its assets in securities directly or indirectly secured by real estate or interests therein or issued by companies that invest in real estate or interests therein such as stock, bonds or convertible bonds issued by real estate investment trusts (“REITs”).

The Fund may invest up to 20% of its assets in equity securities of foreign issuers, including American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). In addition to investing in foreign securities, the Fund may manage its exposure to foreign currencies through the use of forward currency contracts and other currency derivatives. However, foreign exchange risk is not expected to be systematically hedged. From time to time, the Fund may own foreign cash equivalents or foreign bank deposits as part of the Fund’s investment strategy. The Fund may also invest in non-U.S. currencies. The Fund may invest in the securities of companies of any market capitalization.

The Fund may invest in indexed and inverse securities.

The Fund generally seeks to implement a long-term investment philosophy in order to achieve its investment objective of long-term capital growth.

The Fund is classified as non-diversified under the Investment Company Act of 1940, as amended (the “Investment Company Act” or the “1940 Act”).

The Fund’s 80% investment policy may be changed by the Trust’s Board of Trustees (the “Board”) upon 60 days’ notice to shareholders.

The second paragraph in the section of the SAI entitled “Investment Strategies and Risks of the Fund” is deleted in its entirety and replaced with the following:

Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of U.S. issuers and derivatives with similar economic characteristics. Investments in derivatives are counted toward the Fund’s 80% policy to the extent that they provide investment exposure to the securities included within that policy or to one or more market risk factors associated with such securities. This policy is a non-fundamental policy of the Fund and may not be changed without 60 days’ prior notice to the Fund’s shareholders.

The ninth paragraph in the section of the SAI entitled “Investment Strategies and Risks of the Fund” is deleted in its entirety and replaced with the following:

The Fund generally seeks to implement a long-term investment philosophy in order to achieve its investment objective of long-term capital growth.

Shareholders should retain this Supplement for future reference.

PR2SAI-BELT-0625SUP

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